Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.50202%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,069,298.40

Principal:
Principal Collections	$21,587,993.94
Prepayments in Full	$10,479,682.64
Liquidation Proceeds	$476,171.41
Recoveries	$101,223.50
Sub Total	$32,645,071.49
Collections	$35,714,369.89

Purchase Amounts:
Purchase Amounts Related to Principal	$139,211.50
Purchase Amounts Related to Interest	$878.51
Sub Total	$140,090.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,854,459.90

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	21
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,854,459.90
Servicing Fee	$666,274.98	$666,274.98	$0.00	$0.00	$35,188,184.92
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,188,184.92
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$35,188,184.92
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$35,188,184.92
Interest - Class A-3 Notes	$2,362,336.10	$2,362,336.10	$0.00	$0.00	$32,825,848.82
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$32,512,723.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,512,723.82
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$32,305,172.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$32,305,172.99
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$32,305,172.99
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,305,172.99
Regular Principal Payment	$30,234,229.39	$30,234,229.39	$0.00	$0.00	$2,070,943.60
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,070,943.60
Residual Released to Depositor	$0.00	$2,070,943.60	$0.00	$0.00	$0.00
Total		$35,854,459.90

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,234,229.39
Total					$30,234,229.39

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$30,234,229.39	$53.99	$2,362,336.10	$4.22	$32,596,565.49	$58.21
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$30,234,229.39	$19.15	$2,883,011.93	$1.83	$33,117,241.32	$20.98

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$556,935,818.30	0.9945282	$526,701,588.91	0.9405386
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$710,845,818.30	0.4502130	$680,611,588.91	0.4310642

Pool Information
Weighted Average APR	5.071%	5.087%
Weighted Average Remaining Term	40.69	39.95
Number of Receivables Outstanding	30,419	29,748
Pool Balance	$799,529,973.95	$766,295,721.14
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$750,469,763.09	$719,737,019.91
Pool Factor	0.4712311	0.4516433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$46,558,701.23
Targeted Overcollateralization Amount	$85,684,132.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,684,132.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	21
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$551,193.32
(Recoveries)		46	$101,223.50
Net Loss for Current Collection Period			$449,969.82
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6754%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3362%
Second Prior Collection Period			0.4704%
Prior Collection Period			0.5503%
Current Collection Period			0.6897%
Four Month Average (Current and Prior Three Collection Periods)			0.5117%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,620	$7,701,186.26
(Cumulative Recoveries)			$981,287.60
Cumulative Net Loss for All Collection Periods			$6,719,898.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3961%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,753.82
Average Net Loss for Receivables that have experienced a Realized Loss			$4,148.09

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.99%	230	$7,621,017.79
61-90 Days Delinquent	0.18%	38	$1,356,629.27
91-120 Days Delinquent	0.03%	7	$217,066.05
Over 120 Days Delinquent	0.05%	10	$399,719.44
Total Delinquent Receivables	1.25%	285	$9,594,432.55

Repossession Inventory:
Repossessed in the Current Collection Period		16	$569,224.53
Total Repossessed Inventory		32	$1,401,743.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1763%
Prior Collection Period			0.1545%
Current Collection Period			0.1849%
Three Month Average			0.1719%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2575%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2025
Payment Date	12/15/2025
Transaction Month	21

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$3,055,952.29
2 Months Extended	129	$5,153,656.15
3+ Months Extended	24	$809,486.14

Total Receivables Extended	233	$9,019,094.58
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer